PORTFOLIO OF INVESTMENTS – as of December 31, 2019 (Unaudited)

Loomis Sayles Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 78.3% of Net Assets
Non-Convertible Bonds – 71.3%
	ABS Other – 0.2%
$1,154,731	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(a)(b)(c)(d)	$961,775
509,789	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(a)(b)(c)(d)	302,050
1,855,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(a)(b)(c)(d)(e)	—
554,248	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(c)(f)	547,555

		1,811,380

	Aerospace & Defense – 2.6%
7,865,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	7,862,640
175,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	175,000
1,265,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	1,423,770
807,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	885,699
722,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	897,013
6,855,000	Textron, Inc., 5.950%, 9/21/2021	7,238,782
1,468,000	TransDigm, Inc., 6.500%, 7/15/2024	1,514,022

		19,996,926

	Airlines – 2.9%
423,152	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	435,043
2,971,871	American Airlines Pass Through Certificates, Series 2016-3, Class B, 3.750%, 4/15/2027	3,005,362
1,102,843	American Airlines Pass Through Certificates, Series 2017-2, Class B, 3.700%, 4/15/2027	1,114,847
698,842	American Airlines Pass Through Certificates, Series 2013-1, Class A, 4.000%, 1/15/2027	735,182
202,912	American Airlines Pass Through Certificates, Series 2013-1, Class B, 5.625%, 7/15/2022, 144A	205,191
1,711,725	American Airlines Pass Through Certificates, Series 2017-1B, Class B, 4.950%, 8/15/2026	1,791,628
8,147,929	American Airlines Pass Through Trust, Series 2016-1, Class B, 5.250%, 7/15/2025	8,618,714
93,832	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	94,682
116,032	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	117,979
545,088	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	575,820

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$1,269,180	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	$1,349,299
874,282	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	879,415
813,301	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	916,444
590,871	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	656,237
1,463,445	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	1,578,726

		22,074,569

	Automotive – 6.0%
1,270,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	1,317,625
3,310,000	Delphi Technologies PLC, 5.000%, 10/01/2025, 144A	3,061,750
690,000	Ford Motor Co., 4.346%, 12/08/2026	712,990
2,835,000	Ford Motor Co., 5.291%, 12/08/2046	2,701,452
1,550,000	Ford Motor Co., 6.375%, 2/01/2029	1,670,785
165,000	Ford Motor Co., 6.625%, 2/15/2028	178,685
4,230,000	Ford Motor Co., 6.625%, 10/01/2028	4,712,335
4,955,000	Ford Motor Co., 7.450%, 7/16/2031	5,888,805
1,645,000	Ford Motor Co., 7.500%, 8/01/2026	1,912,612
9,685,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	9,843,708
1,325,000	General Motors Co., 5.200%, 4/01/2045	1,338,253
2,175,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021	2,253,685
2,865,000	General Motors Financial Co., Inc., 5.250%, 3/01/2026	3,177,344
5,130,000	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/2027	5,309,550
375,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	420,705
515,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	469,938

		44,970,222

	Banking – 8.3%
1,146,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,590,763
4,570,000	Bank of America Corp., 6.110%, 1/29/2037	6,177,403

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$2,424,000	Bank of America Corp., (fixed rate to 12/20/2022, variable rate thereafter), 3.004%, 12/20/2023	$2,480,588
368,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	386,453
1,700,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	1,843,560
1,000,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(g)	1,110,000
235,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	221,487
1,955,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	1,968,246
6,560,000	Goldman Sachs Group, Inc. (The), Series MPLE, 3.550%, 2/12/2021, (CAD)	5,123,170
7,680,000	Lloyds Banking Group PLC, 4.344%, 1/09/2048	8,316,080
770,000	Lloyds Banking Group PLC, 5.300%, 12/01/2045	947,900
2,120,000	Morgan Stanley, 3.950%, 4/23/2027	2,274,562
3,115,000	Morgan Stanley, 5.750%, 1/25/2021	3,235,146
300,000	Morgan Stanley, GMTN, 4.350%, 9/08/2026	328,165
13,040,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	13,769,713
3,950,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	3,084,592
1,920,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	2,135,424
2,300,000	Royal Bank of Scotland Group PLC, Series U, 3-month LIBOR + 2.320%, 4.265%(g)(h)	2,264,994
5,000,000	Societe Generale S.A., 5.200%, 4/15/2021, 144A	5,200,308

		62,458,554

	Brokerage – 1.3%
200,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.250%, 8/15/2024, 144A	206,000
3,225,000	Jefferies Group LLC, 5.125%, 1/20/2023	3,482,931
3,055,000	Jefferies Group LLC, 6.250%, 1/15/2036	3,649,905
1,805,000	Jefferies Group LLC, 6.450%, 6/08/2027	2,117,490

		9,456,326

	Building Materials – 0.4%
360,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	368,100
213,000	Masco Corp., 6.500%, 8/15/2032	261,502

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Building Materials – continued
$380,000	Masco Corp., 7.750%, 8/01/2029	$493,180
260,000	Owens Corning, 4.400%, 1/30/2048	251,517
1,188,000	Owens Corning, 7.000%, 12/01/2036	1,480,084

		2,854,383

	Cable Satellite – 2.1%
1,645,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027, 144A	1,735,475
100,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	101,750
2,245,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	2,393,731
6,295,000	DISH DBS Corp., 5.000%, 3/15/2023	6,457,726
270,000	DISH DBS Corp., 7.750%, 7/01/2026	286,035
375,000	Time Warner Cable LLC, 4.500%, 9/15/2042	383,392
1,500,000	Time Warner Cable LLC, 6.550%, 5/01/2037	1,840,117
2,760,000	Ziggo BV, 5.500%, 1/15/2027, 144A	2,932,500

		16,130,726

	Chemicals – 0.3%
2,745,000	Consolidated Energy Finance S.A., 6.500%, 5/15/2026, 144A	2,573,437

	Construction Machinery – 0.2%
965,000	Toro Co. (The), 6.625%, 5/01/2037(c)(f)	1,238,678
395,000	United Rentals North America, Inc., 4.875%, 1/15/2028	411,286

		1,649,964

	Consumer Products – 0.1%
880,000	Avon Products, Inc., 8.950%, 3/15/2043	1,095,600

	Diversified Manufacturing – 0.0%
45,000	General Electric Co., GMTN, 3.100%, 1/09/2023	45,979
165,000	General Electric Co., Series D, (fixed rate to 1/21/2021, variable rate thereafter), 5.000%(g)	161,611

		207,590

	Electric – 1.7%
1,654,302	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	1,845,264

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Electric – continued
$4,120,000		EDP Finance BV, 4.125%, 1/15/2020, 144A	$4,115,534
1,589,000		Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	1,846,157
3,800,000		Enel Finance International NV, 6.000%, 10/07/2039, 144A	4,788,090
100,000		Enel Finance International NV, 6.800%, 9/15/2037, 144A	133,137

			12,728,182

		Finance Companies – 4.7%
1,800,000		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.500%, 5/26/2022	1,850,425
1,200,000		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.950%, 2/01/2022	1,239,892
300,000		AGFC Capital Trust I, 3-month LIBOR + 1.750%, 3.751%, 1/15/2067, 144A(a)(c)(d)(h)	143,405
2,815,000		Antares Holdings LP, 6.000%, 8/15/2023, 144A	2,961,746
1,400,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	1,497,628
1,680,000		International Lease Finance Corp., 4.625%, 4/15/2021	1,732,501
4,668,000		Navient Corp., 5.500%, 1/25/2023	4,983,090
3,903,000		Navient Corp., 5.875%, 10/25/2024	4,176,210
31,725	(††)	Navient Corp., 6.000%, 12/15/2043	759,602
5,185,000		Navient Corp., MTN, 5.625%, 8/01/2033	4,459,100
5,900,000		Navient Corp., MTN, 6.125%, 3/25/2024	6,401,500
1,720,000		Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	1,780,200
910,000		Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	940,713
2,595,000		Springleaf Finance Corp., 6.875%, 3/15/2025	2,951,812

			35,877,824

		Financial Other – 0.4%
2,450,000		Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/2026, 144A	2,713,375

		Food & Beverage – 0.4%
2,445,000		Constellation Brands, Inc., 4.750%, 11/15/2024	2,710,517

		Government Owned - No Guarantee – 0.3%
1,715,000		Pertamina Persero PT, 6.450%, 5/30/2044, 144A	2,201,779

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – 3.7%
$4,960,000	HCA, Inc., 5.875%, 5/01/2023	$5,481,594
2,932,000	HCA, Inc., 7.050%, 12/01/2027	3,474,420
1,475,000	HCA, Inc., 7.500%, 12/15/2023	1,670,437
1,440,000	HCA, Inc., 7.500%, 11/06/2033	1,814,400
900,000	HCA, Inc., 7.690%, 6/15/2025	1,084,500
2,220,000	HCA, Inc., 8.360%, 4/15/2024	2,697,300
2,930,000	HCA, Inc., MTN, 7.580%, 9/15/2025	3,501,350
430,000	HCA, Inc., MTN, 7.750%, 7/15/2036	511,700
1,155,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	1,189,650
4,005,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	4,400,334
1,775,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,810,500

		27,636,185

	Home Construction – 1.1%
595,000	Beazer Homes USA, Inc., 7.250%, 10/15/2029, 144A	635,162
3,920,000	PulteGroup, Inc., 6.000%, 2/15/2035	4,370,800
3,020,000	PulteGroup, Inc., 6.375%, 5/15/2033	3,525,850
15,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	16,313

		8,548,125

	Independent Energy – 3.4%
1,898,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	1,887,808
93,000	Bellatrix Exploration Ltd., 8.500%, 9/11/2023(a)(b)(c)(d)(i)	55,800
92,014	Bellatrix Exploration Ltd., 12.500%, (9.500% PIK, 3.000% Cash), 12/15/2023(a)(b)(c)(d)(i)(j)	—
644,000	California Resources Corp., 5.500%, 9/15/2021(c)(f)	302,680
86,000	California Resources Corp., 6.000%, 11/15/2024(c)(f)	25,800
6,075,000	California Resources Corp., 8.000%, 12/15/2022, 144A(c)(f)	2,715,950
3,105,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	2,452,950
335,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	226,658

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$3,730,000	Chesapeake Energy Corp., 8.000%, 6/15/2027(c)(f)	$2,312,600
1,880,000	Continental Resources, Inc., 3.800%, 6/01/2024	1,944,460
650,000	Continental Resources, Inc., 4.500%, 4/15/2023	679,149
22,000	Continental Resources, Inc., 5.000%, 9/15/2022	22,158
1,105,000	Montage Resources Corp., 8.875%, 7/15/2023	1,019,362
5,955,000	Newfield Exploration Co., 5.625%, 7/01/2024	6,543,859
345,000	QEP Resources, Inc., 5.250%, 5/01/2023	341,550
315,000	SM Energy Co., 5.000%, 1/15/2024	300,038
1,510,000	SM Energy Co., 5.625%, 6/01/2025	1,433,247
536,000	SM Energy Co., 6.625%, 1/15/2027	526,810
1,200,000	SM Energy Co., 6.750%, 9/15/2026	1,176,000
1,575,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.750%, 4/15/2023, 144A	771,750
265,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 9.750%, 4/15/2023, 144A	132,500
980,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	927,080
280,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	235,673

		26,033,882

	Life Insurance – 2.2%
160,000	American International Group, Inc., 4.125%, 2/15/2024	171,825
130,000	American International Group, Inc., 4.875%, 6/01/2022	138,791
3,700,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(g)	4,471,635
200,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	227,571
560,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	518,902
4,345,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	4,644,055
1,115,000	MetLife, Inc., 10.750%, 8/01/2069	1,862,050
2,270,000	MetLife, Inc., (fixed rate to 4/08/2038, variable rate thereafter), 9.250%, 4/08/2068, 144A	3,342,575
1,165,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	1,498,895

		16,876,299

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Media Entertainment – 0.1%
24,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	$939,373

	Metals & Mining – 2.1%
6,630,000	ArcelorMittal S.A., 6.750%, 3/01/2041	7,897,340
3,300,000	ArcelorMittal S.A., 7.000%, 10/15/2039	4,022,459
2,525,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	2,536,868
200,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	204,500
1,390,000	United States Steel Corp., 6.650%, 6/01/2037	1,125,900

		15,787,067

	Midstream – 3.1%
575,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	603,750
1,700,000	Enable Midstream Partners LP, 5.000%, 5/15/2044	1,560,488
1,160,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	1,733,004
3,000,000	EnLink Midstream Partners LP, 4.150%, 6/01/2025	2,820,000
1,300,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	1,359,242
250,000	Kinder Morgan, Inc., GMTN, 7.800%, 8/01/2031	344,760
3,470,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	3,270,475
1,565,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	1,565,000
95,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	122,662
115,000	ONEOK Partners LP, 6.200%, 9/15/2043	145,640
1,295,000	Summit Midstream Partners LP, Series A, (fixed rate to 12/15/2022, variable rate thereafter), 9.500%(c)(f)(g)	648,614
7,195,000	Transcontinental Gas Pipe Line Co. LLC, 7.850%, 2/01/2026	9,144,549

		23,318,184

	Oil Field Services – 1.1%
225,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	214,312
5,019,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	5,169,570
400,000	Transocean, Inc., 5.800%, 10/15/2022	386,000
3,095,000	Transocean, Inc., 6.800%, 3/15/2038	2,197,450

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Oil Field Services – continued
$160,000	Transocean, Inc., 7.500%, 4/15/2031	$124,000

		8,091,332

	Packaging – 1.6%
11,450,000	Owens-Brockway Glass Container, Inc., 5.375%, 1/15/2025, 144A	11,793,500

	Paper – 1.8%
2,894,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	3,662,829
5,492,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	7,774,905
350,000	WestRock MWV LLC, 7.950%, 2/15/2031	482,836
1,035,000	WestRock MWV LLC, 8.200%, 1/15/2030	1,427,910

		13,348,480

	Property & Casualty Insurance – 0.8%
1,630,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 13.261%, 1/15/2033, 144A(e)(h)	1,115,417
3,275,000	Old Republic International Corp., 4.875%, 10/01/2024	3,591,629
840,000	Radian Group, Inc., 4.500%, 10/01/2024	888,300
485,000	Radian Group, Inc., 4.875%, 3/15/2027	510,463

		6,105,809

	REITs - Single Tenant – 0.0%
275,000	Realty Income Corp., 5.750%, 1/15/2021	282,903

	Retailers – 0.6%
1,025,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,162,914
793,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036(c)(f)	261,793
3,095,000	Michaels Stores, Inc., 8.000%, 7/15/2027, 144A	2,955,725

		4,380,432

	Supermarkets – 0.2%
690,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC, 5.750%, 3/15/2025	714,150
760,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC, 6.625%, 6/15/2024	795,462

		1,509,612

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Technology – 1.1%
$2,095,000		Hewlett Packard Enterprise Co., 6.350%, 10/15/2045	$2,522,658
3,680,000		Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	3,738,144
463,200		Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	547,521
1,265,000		Seagate HDD Cayman, 4.875%, 6/01/2027	1,344,362

			8,152,685

		Transportation Services – 0.3%
2,500,000		APL Ltd., 8.000%, 1/15/2024(c)(f)	2,225,250

		Treasuries – 13.6%
13,195,000		Canadian Government Bond, 0.750%, 9/01/2020, (CAD)	10,093,659
30,355,000		Central Bank of Iceland, 7.250%, 10/26/2022, (ISK)	277,022
424,300	(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	2,235,376
200,000	(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	1,128,388
847,500	(†††)	Mexican Fixed Rate Bonds, Series M, 8.000%, 12/07/2023, (MXN)	4,668,769
595,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	3,268,149
150,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	883,007
1,455,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	8,734,156
10,220,000		Norway Government Bond, Series 474, 3.750%, 5/25/2021, 144A, (NOK)	1,202,750
10,150,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	2,699,804
14,635,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	4,278,592
14,300,000		U.S. Treasury Bond, 3.000%, 8/15/2048	16,146,152
30,885,000		U.S. Treasury Note, 1.500%, 10/31/2021	30,842,774
16,250,000		U.S. Treasury Note, 1.500%, 11/30/2021	16,228,418

			102,687,016

		Wireless – 1.0%
72,400,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	3,709,507
2,627,000		Sprint Capital Corp., 6.875%, 11/15/2028	2,830,592
300,000		Sprint Capital Corp., 8.750%, 3/15/2032	364,125

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wireless – continued
$285,000	Sprint Corp., 7.125%, 6/15/2024	$307,444

		7,211,668

	Wirelines – 1.6%
1,170,000	AT&T, Inc., 4.500%, 3/09/2048	1,292,614
1,475,000	AT&T, Inc., 4.550%, 3/09/2049	1,638,009
210,000	Bell Canada, Inc., MTN, 6.100%, 3/16/2035, 144A, (CAD)	206,939
195,000	Bell Canada, Inc., MTN, 6.550%, 5/01/2029, 144A, (CAD)	189,328
690,000	Bell Canada, Inc., MTN, 7.300%, 2/23/2032, 144A, (CAD)	720,516
695,000	CenturyLink, Inc., 5.625%, 4/01/2025	738,472
145,000	Cincinnati Bell, Inc., 8.000%, 10/15/2025, 144A	153,700
1,015,000	Qwest Corp., 7.250%, 9/15/2025	1,167,809
1,790,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	1,919,775
1,010,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	1,121,100
600,000	Telecom Italia SpA, EMTN, 5.250%, 3/17/2055, (EUR)	771,297
450,000	Telefonica Emisiones S.A., 4.570%, 4/27/2023	484,265
750,000	Telefonica Emisiones S.A., EMTN, 5.375%, 2/02/2026, (GBP)	1,189,593
662,000	Windstream Services LLC/Windstream Finance Corp., 9.000%, 6/30/2025, 144A(i)	251,560
985,000	Windstream Services LLC/Windstream Finance Corp., 10.500%, 6/30/2024, 144A(i)	384,150

		12,229,127

	Total Non-Convertible Bonds (Identified Cost $517,599,888)	538,668,283

Convertible Bonds – 6.3%
	Cable Satellite – 2.2%
13,430,000	DISH Network Corp., 2.375%, 3/15/2024	12,262,933
4,045,000	DISH Network Corp., 3.375%, 8/15/2026	3,890,885

		16,153,818

	Independent Energy – 0.8%
8,530,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	4,063,556

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Independent Energy – continued
$1,610,000	SM Energy Co., 1.500%, 7/01/2021	$1,524,168
692,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	675,453

		6,263,177

	Leisure – 0.4%
2,800,000	Rovi Corp., 0.500%, 3/01/2020	2,754,164

	Pharmaceuticals – 0.1%
400,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	422,600
125,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	135,788

		558,388

	REITs - Diversified – 0.2%
1,530,000	iStar, Inc., 3.125%, 9/15/2022	1,715,628

	Technology – 2.6%
4,095,000	Booking Holdings, Inc., 0.900%, 9/15/2021	4,718,973
520,000	Evolent Health, Inc., 2.000%, 12/01/2021	466,082
1,280,000	Nuance Communications, Inc., 1.000%, 12/15/2035	1,291,072
1,590,000	Nuance Communications, Inc., 1.250%, 4/01/2025	1,765,488
9,434,000	Nuance Communications, Inc., 1.500%, 11/01/2035	9,942,825
1,705,000	Western Digital Corp., 1.500%, 2/01/2024	1,669,835

		19,854,275

	Total Convertible Bonds (Identified Cost $48,718,389)	47,299,450

Municipals – 0.7%
	Michigan – 0.2%
1,505,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	1,557,690

	Virginia – 0.5%
4,120,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	3,968,178

	Total Municipals (Identified Cost $5,607,794)	5,525,868

	Total Bonds and Notes (Identified Cost $571,926,071)	591,493,601

Principal Amount (‡)	Description	Value (†)
Senior Loans – 0.1%
	Media Entertainment – 0.1%
$639,028	iHeartCommunications, Inc., Exit Term Loan, 1-month LIBOR + 4.000%, 5.691%, 5/01/2026(h)	$643,552

	Total Senior Loans (Identified Cost $855,465)	643,552

Shares
Common Stocks – 10.6%
	Automobiles – 0.4%
341,305	Ford Motor Co.	3,174,136

	Chemicals – 0.3%
159,649	Hexion Holdings Corp., Class B(e)	2,035,525

	Diversified Telecommunication Services – 4.3%
836,745	AT&T, Inc.	32,699,995

	Electronic Equipment, Instruments & Components – 1.4%
375,812	Corning, Inc.	10,939,887

	Media – 0.1%
97,654	Clear Channel Outdoor Holdings, Inc.(e)	279,291
4,700	iHeartMedia, Inc., Class A(e)	79,430
2,479	Thryv Holdings, Inc.(b)(c)(e)(f)	16,423

		375,144

	Oil, Gas & Consumable Fuels – 0.0%
37,303	Bellatrix Exploration Ltd.(a)(b)(c)(d)(e)	—
54,259	Chesapeake Energy Corp.(e)	44,796
939	Halcon Resources Corp.(a)(c)(d)(e)	13,456
11,108	Paragon Offshore Ltd., Litigation Units, Class A(a)(b)(c)(d)(e)	111
16,662	Paragon Offshore Ltd., Litigation Units, Class B(b)(e)	247,148

		305,511

	Pharmaceuticals – 4.1%
477,213	Bristol-Myers Squibb Co.	30,632,302

	Total Common Stocks (Identified Cost $71,039,352)	80,162,500

Preferred Stocks – 1.3%
Convertible Preferred Stocks – 1.2%
	Banking – 0.5%
2,844	Bank of America Corp., Series L, 7.250%	4,120,956

	Independent Energy – 0.1%
10,213	Chesapeake Energy Corp., 4.500%	209,367
14,180	Chesapeake Energy Corp., 5.000%(a)(c)(f)	250,277

Shares	Description	Value (†)
Preferred Stocks – continued
	Convertible Preferred Stocks – continued
	Independent Energy – continued
660	Chesapeake Energy Corp., Series A, 5.750%, 144A(a)(c)(f)	$113,249

		572,893

	Midstream – 0.6%
96,065	El Paso Energy Capital Trust I, 4.750%	4,943,505

	Total Convertible Preferred Stocks (Identified Cost $8,653,390)	9,637,354

Non-Convertible Preferred Stocks – 0.1%
	Electric – 0.1%
4,670	Union Electric Co., 4.500% (Identified Cost $246,342)	488,015

	Total Preferred Stocks (Identified Cost $8,899,732)	10,125,369

Warrants – 0.1%
35,319	iHeartMedia, Inc., Expiration on 5/1/2039(e) (Identified Cost $857,521)	519,860

Principal Amount (‡)
Short-Term Investments – 8.7%
645,083,591	Central Bank of Iceland, 0.000%, (ISK)(c)(f)(h)(k)	5,331,049
13,049,533	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2019 at 0.900% to be repurchased at $13,050,185 on 1/02/2020 collateralized by $12,660,000 U.S. Treasury Note, 2.875% due 9/30/2023 valued at $13,315,408 including accrued interest(l)	13,049,533
7,695,000	U.S. Treasury Bills, 1.581%, 4/30/2020(m)	7,656,172
16,000,000	U.S. Treasury Bills, 1.615%, 4/02/2020(m)	15,938,322
23,890,000	U.S. Treasury Bills, 1.830%-1.833%, 2/27/2020(m)(n)	23,833,885

	Total Short-Term Investments (Identified Cost $65,709,213)	65,808,961

	Total Investments – 99.1% (Identified Cost $719,287,354)	748,753,843
	Other assets less liabilities – 0.9%	6,914,027

	Net Assets – 100.0%	$755,667,870

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of December 31, 2019, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$15,989,918	2.1%	$1,476,597	0.2%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Level 3 security. Value has been determined using significant unobservable inputs.
(b)	Securities subject to restriction on resale. At December 31, 2019, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Bellatrix Exploration Ltd., 8.500%	6/04/2019	$91,140	$55,800	Less than 0.1%
Bellatrix Exploration Ltd., 12.500% (9.500% PIK, 3.000% Cash)	6/04/2019	60,729	—	—
Bellatrix Exploration Ltd.	6/04/2019	46,880	—	—
GCA2014 Holdings Ltd., Series 2014-1, Class C	12/18/2014	1,154,731	961,775	0.1%

GCA2014 Holdings Ltd., Series 2014-1, Class D	12/18/2014	509,789	302,050	Less than 0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class E	12/18/2014	1,445,707	—	—
Paragon Offshore Ltd., Litigation Units, Class A	7/18/2017	73,304	111	Less than 0.1%
Paragon Offshore Ltd., Litigation Units, Class B	7/18/2017	1,466,032	247,148	Less than 0.1%
Thryv Holdings, Inc.	8/12/2016	12,076	16,423	Less than 0.1%

(c)	Illiquid security.
(d)	Fair valued by the Fund’s adviser. At December 31, 2019, the value of these securities amounted to $1,476,597 or 0.2% of net assets.
(e)	Non-income producing security.
(f)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2019, the value of these securities amounted to $15,989,918 or 2.1% of net assets.
(g)	Perpetual bond with no specified maturity date.
(h)	Variable rate security. Rate as of December 31, 2019 is disclosed.
(i)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(j)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. No payments were made during the period.
(k)	Security callable by issuer at any time. No specified maturity date.
(l)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(m)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(n)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the value of Rule 144A holdings amounted to $108,947,806 or 14.4% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$547,555	$1,263,825	(a)(b)	$1,811,380
Finance Companies	759,602	34,974,817	143,405	(c)	35,877,824
Independent Energy	—	25,978,082	55,800	(b)(c)	26,033,882
All Other Non-Convertible Bonds*	—	474,945,197	—		474,945,197

Total Non-Convertible Bonds	759,602	536,445,651	1,463,030		538,668,283

Convertible Bonds*	—	47,299,450	—		47,299,450
Municipals*	—	5,525,868	—		5,525,868

Total Bonds and Notes	759,602	589,270,969	1,463,030		591,493,601

Senior Loans*	—	643,552	—		643,552
Common Stocks
Chemicals	—	2,035,525	—		2,035,525
Media	358,721	16,423	—		375,144
Oil, Gas & Consumable Fuels	44,796	247,148	13,567	(b)(c)	305,511
All Other Common Stocks*	77,446,320	—	—		77,446,320

Total Common Stocks	77,849,837	2,299,096	13,567		80,162,500

Preferred Stocks
Convertible Preferred Stocks
Independent Energy	209,367	—	363,526	(d)	572,893
All Other Convertible Preferred Stocks*	9,064,461	—	—		9,064,461

Total Convertible Preferred Stocks	9,273,828	—	363,526		9,637,354

Non-Convertible Preferred Stocks*	—	488,015	—		488,015

Total Preferred Stocks	9,273,828	488,015	363,526		10,125,369

Warrants	—	519,860	—		519,860
Short-Term Investments	—	65,808,961	—		65,808,961

Total	$87,883,267	$659,030,453	$1,840,123		$748,753,843

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser using a broker-dealer bid price provided by a single market maker.
(b)	Includes a security fair valued at zero by the Fund’s adviser using Level 3 inputs.
(c)	Fair valued by the Fund’s adviser.
(d)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2019 and/or December 31, 2019:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2019		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2019		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2019
Bonds and Notes
Non-Convertible Bonds
ABS Other	$1,221,216	(a)	$—	$—	$46,073	$3,376	$(6,840)	$—	$—	$1,263,825	(a)	$44,786
Finance Companies	146,303		36	—	(2,934)	—	—	—	—	143,405		(2,934)
Independent Energy	55,800	(a)	1,210	(6,126)	4,916	—	—	—	—	55,800	(a)	4,916
Common Stocks
Oil, Gas & Consumable Fuels	111	(a)	—	(153)	(130,133)	143,742	—	—	—	13,567	(a)	(130,133)
Preferred Stocks
Independent Energy	231,178		—	—	(406,492)	—	—	538,840	—	363,526		(406,492)

Total	$1,654,608		$1,246	$(6,279)	$(488,570)	$147,118	$(6,840)	$538,840	$—	$1,840,123		$(489,857)

(a)	Includes a security fair valued at zero by the Fund’s adviser using Level 3 inputs.

A preferred stock valued at $538,840 was transferred from Level 2 to Level 3 during the period ended December 31, 2019. At September 30, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2019, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2019 (Unaudited)

Treasuries	13.6%
Banking	8.8
Automotive	6.0
Finance Companies	4.7
Independent Energy	4.3
Diversified Telecommunication Services	4.3
Cable Satellite	4.3
Pharmaceuticals	4.2
Midstream	3.7
Technology	3.7
Healthcare	3.7
Airlines	2.9
Aerospace & Defense	2.6
Life Insurance	2.2
Metals & Mining	2.1
Other Investments, less than 2% each	19.3
Short-Term Investments	8.7

Total Investments	99.1
Other assets less liabilities	0.9

Net Assets	100.0%